Schedule of property and equipment, net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Cost, beginning balance	$ 1,063,675
Additions	7,244
Effect of movements in exchange rates	(4,359)
Cost, ending balance	1,066,560
Accumulated amortization, beginning balance	618,708
Depreciation for the period	147,918	$ 295,586
Effect of movements in exchange rates	(2,564)
Accumulated depreciation, ending balance	764,062
Net book value	302,498		$ 444,967
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Cost, beginning balance	1,056,476
Additions	7,242
Effect of movements in exchange rates	(4,354)
Cost, ending balance	1,059,364
Accumulated amortization, beginning balance	614,793
Depreciation for the period	147,284
Effect of movements in exchange rates	(2,561)
Accumulated depreciation, ending balance	759,516
Net book value	299,848		441,683
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Cost, beginning balance	7,199
Additions	2
Effect of movements in exchange rates	(5)
Cost, ending balance	7,196
Accumulated amortization, beginning balance	3,915
Depreciation for the period	634
Effect of movements in exchange rates	(3)
Accumulated depreciation, ending balance	4,546
Net book value	$ 2,650		$ 3,284